Pay vs Performance Disclosure - USD ($)		3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jun. 16, 2020	Dec. 31, 2020	Oct. 11, 2020	Jun. 07, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of $100
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (Loss) (in millions)(5)	Adjusted Free Cash Flow (in millions)(6)
2024	$14,778,004	$(5,999,694)	$2,573,273	$(163,813)	559	161	$506	$524
2023	$11,200,810	$50,496,414	$2,951,630	$7,209,890	$764	$135	$417	$651
2022	$12,242,321	$50,156,845	$2,342,015	$4,919,833	$398	$130	$26	$299
2021	$12,591,069	$48,256,831	$3,145,491	$8,198,482	$216	$95	$(450)	$278
2020
Saligram	$1,726,277	$2,926,273	$836,063	$836,063	$—	$—	$(1,921)	$78
Blanchard	$3,883,040	$3,883,040
Garcia	$996,695	$736,919
McCollum	$5,763,239	$5,763,239
(1)For 2021, 2022, 2023 and 2024, the dollar amounts are the amounts of total compensation for our PEO, Mr. Saligram, in the Summary Compensation Table. Mr. Saligram served as the PEO in each of those years. For 2020, we have separately listed out each individual who served as our PEO during the course of the year, even if on an interim basis. Mark McCollum was our PEO until his departure from the Company on June 7, 2020. Karl Blanchard and Christian Garcia were appointed to the Office of PEO upon Mr. McCollum’s departure. Mr. Garcia resigned from the Office of PEO on June 16, 2020 at which time Mr. Blanchard became our Interim PEO and Mr. Garcia departed from the Company on August 5, 2020. Mr. Saligram joined the Company on October 12, 2020 as our PEO and Mr. Blanchard resumed his prior duties as our Chief Operating Officer. We have listed each of these individual’s total compensation for 2020 as reported in the Summary Compensation Table for 2020.

(2) The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the equity awards vested or were forfeited, or through the end of the reported fiscal year. We do not offer our NEOs pensions, so there are no adjustments for pension-related costs that would otherwise be required by SEC regulations.
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Company Selected Measure Name					adjusted free cash flow
Named Executive Officers, Footnote
(1)For 2021, 2022, 2023 and 2024, the dollar amounts are the amounts of total compensation for our PEO, Mr. Saligram, in the Summary Compensation Table. Mr. Saligram served as the PEO in each of those years. For 2020, we have separately listed out each individual who served as our PEO during the course of the year, even if on an interim basis. Mark McCollum was our PEO until his departure from the Company on June 7, 2020. Karl Blanchard and Christian Garcia were appointed to the Office of PEO upon Mr. McCollum’s departure. Mr. Garcia resigned from the Office of PEO on June 16, 2020 at which time Mr. Blanchard became our Interim PEO and Mr. Garcia departed from the Company on August 5, 2020. Mr. Saligram joined the Company on October 12, 2020 as our PEO and Mr. Blanchard resumed his prior duties as our Chief Operating Officer. We have listed each of these individual’s total compensation for 2020 as reported in the Summary Compensation Table for 2020.
(3) For 2024, our non-PEO NEOs were Messrs. Mitra, Weatherholt, Ward, Mills and Davison. For 2023, our non-PEO NEOs were Messrs. Mitra, Weatherholt, Mills, Mongrain and Davison. For 2022, our non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021. For 2020, the non-PEO NEOs were Messrs. Jennings and Weatherholt as well as Mark Swift, Stuart Fraser and Frederico Justus.
To calculate the amounts in the “Compensation Actually Paid to non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our non-PEO NEOs’ “Total” compensation as reported in the Summary Compensation Table:

Peer Group Issuers, Footnote
(4) Reflects cumulative total shareholder return for the measurement period beginning on June 2, 2021 and ending on December 31, 2024. Our total shareholder return peer group are members of the Dow Jones U.S. Oil Equipment and Services Index. In connection with the Company’s emergence from bankruptcy in 2019, our shares were delisted from the New York Stock Exchange. On June 2, 2021, our shares were relisted on Nasdaq and we became subject to the reporting requirements of the Exchange Act. As permitted by Item 201(e) of Regulation S-K, the measurement period used begins on our Nasdaq listing date of June 2, 2021.

PEO Total Compensation Amount					$ 14,778,004	$ 11,200,810	$ 12,242,321	$ 12,591,069
PEO Actually Paid Compensation Amount					$ (5,999,694)	50,496,414	50,156,845	48,256,831
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the equity awards vested or were forfeited, or through the end of the reported fiscal year. We do not offer our NEOs pensions, so there are no adjustments for pension-related costs that would otherwise be required by SEC regulations.
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards for PEO	Add Fair Value of Current Year Equity Awards for PEO	Add Change in Fair Value of Prior Year Equity Awards Unvested at Year End for PEO	Add Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year for PEO	Add Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for PEO	Compensation Actually Paid to PEO
2024	$14,778,004	$(11,549,276)	$6,110,042	$(4,656,330)	—	$(10,682,134)	$(5,999,694)
2023	$11,200,810	$(7,723,345)	$15,592,059	$29,336,167	—	$2,090,723	$50,496,414
2022	$12,242,321	$(6,541,693)	$10,759,142	$11,178,114	—	$22,518,961	$50,156,845
2021	$12,591,069	$(9,296,759)	$40,526,942	$2,454,230	—	$1,981,349	$48,256,831
2020
Saligram	$1,726,277	$(833,896)	$2,033,892	—	—	—	$2,926,273
Blanchard	$3,883,040	—	—	—	—	—	$3,883,040
Garcia	$996,695	$(389,658)	—	—	$129,882	—	$736,919
McCollum	$5,763,239	—	—	—	—	—	$5,763,239

Non-PEO NEO Average Total Compensation Amount					$ 2,573,273	2,951,630	2,342,015	3,145,491	$ 836,063
Non-PEO NEO Average Compensation Actually Paid Amount					$ (163,813)	7,209,890	4,919,833	8,198,482	836,063
Adjustment to Non-PEO NEO Compensation Footnote

(3) For 2024, our non-PEO NEOs were Messrs. Mitra, Weatherholt, Ward, Mills and Davison. For 2023, our non-PEO NEOs were Messrs. Mitra, Weatherholt, Mills, Mongrain and Davison. For 2022, our non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Davison and Mills. The amounts for Mr. Jennings include his compensation through his departure from the Company on July 31, 2022 and amounts owed in connection with his separation of employment. The amounts for Mr. Davison include his compensation actually received after joining the Company on September 30, 2022. For 2021, the non-PEO NEOs were Messrs. Jennings, Weatherholt, Mongrain, Mills and Blanchard. The amounts for Mr. Blanchard include his compensation actually received and certain payments made to him upon his retirement from the Company on February 26, 2021. For 2020, the non-PEO NEOs were Messrs. Jennings and Weatherholt as well as Mark Swift, Stuart Fraser and Frederico Justus.
To calculate the amounts in the “Compensation Actually Paid to non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our non-PEO NEOs’ “Total” compensation as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Deduct Average Reported Value of Equity Awards for Non-PEO NEOs	Add Average Fair Value of Current Year Equity Awards for Non-PEO NEOs	Add Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End for Non-PEO NEOs	Add Average Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year	Add Average Change in Fair Value of Prior Year Equity Awards Vested During the Current Year for Non-PEO NEOs	Add Average Fair Value at end of Prior Fiscal Year of Awards that failed to Meet Vesting Requirements in Current Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,573,273	$(1,612,529)	$804,356	$(432,777)	$57,314	$(876,639)	$(676,811)	$(163,813)
2023	$2,951,630	$(1,692,311)	$3,348,573	$2,506,519	$—	$95,480	$—	$7,209,890
2022	$2,342,015	$(1,022,677)	$1,083,690	$968,174	$27,886	$2,444,554	$(923,809)	$4,919,833
2021	$3,145,491	$(1,825,841)	$6,878,832	—	$—	—	—	$8,198,482
2020	$836,063	—	—	—	—	—	—	836,063

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted Free Cash Flow*
Adjusted EBITDA*
Total Shareholder Return
Adjusted EBITDA Margin*

Total Shareholder Return Amount					$ 559	764	398	216	0
Peer Group Total Shareholder Return Amount					161	135	130	95	0
Net Income (Loss)					$ 506,000,000	$ 417,000,000	$ 26,000,000	$ (450,000,000)	$ (1,921,000,000)
Company Selected Measure Amount					524,000,000	651,000,000	299,000,000	278,000,000	78,000,000
PEO Name	Christian Garcia	Mr. Saligram	Karl Blanchard	Mark McCollum	Mr. Saligram	Mr. Saligram	Mr. Saligram	Mr. Saligram
Additional 402(v) Disclosure					(5) Reflects net income (loss) as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2024, 2023, 2022, 2021 and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted Free Cash Flow*
Non-GAAP Measure Description
(6) Reflects adjusted free cash flow, the “company-selected measure.” Adjusted free cash flow is a non-GAAP financial measure calculated as cash flows provided by (used in) operating activities, less capital expenditures plus proceeds from disposition of assets. Refer to Annex A of this Proxy Statement for a reconciliation of adjusted free cash flow to cash flows provided by operating activities, the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name					Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name					Adjusted EBITDA Margin*
Saligram [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									$ 1,726,277
PEO Actually Paid Compensation Amount									2,926,273
Blanchard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									3,883,040
PEO Actually Paid Compensation Amount									3,883,040
Garcia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									996,695
PEO Actually Paid Compensation Amount									736,919
McCollum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									5,763,239
PEO Actually Paid Compensation Amount									5,763,239
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (11,549,276)	$ (7,723,345)	$ (6,541,693)	$ (9,296,759)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,110,042	15,592,059	10,759,142	40,526,942
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,656,330)	29,336,167	11,178,114	2,454,230
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,682,134)	2,090,723	22,518,961	1,981,349
PEO | Saligram [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(833,896)
PEO | Saligram [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									2,033,892
PEO | Saligram [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Saligram [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Saligram [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Blanchard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Blanchard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Blanchard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Blanchard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Blanchard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Garcia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(389,658)
PEO | Garcia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Garcia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Garcia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									129,882
PEO | Garcia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | McCollum [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | McCollum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | McCollum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | McCollum [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | McCollum [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,612,529)	(1,692,311)	(1,022,677)	(1,825,841)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					804,356	3,348,573	1,083,690	6,878,832	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(432,777)	2,506,519	968,174	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					57,314	0	27,886	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(876,639)	95,480	2,444,554	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (676,811)	$ 0	$ (923,809)	$ 0	$ 0